PRIVATE PLACEMENT (Details)		3 Months Ended	9 Months Ended
	Jun. 19, 2020 USD ($) shares	Jun. 30, 2020 USD ($)	Sep. 30, 2020 USD ($) $ / shares shares
PRIVATE PLACEMENT
Aggregate purchase price | $		$ 53,487,641
Sponsor
PRIVATE PLACEMENT
Number of units issued			296,500
Chardan
PRIVATE PLACEMENT
Number of units issued			25,000
Aggregate purchase price | $			$ 3,215,000
Private placement
PRIVATE PLACEMENT
Number of units issued			321,500
Price per unit | $ / shares			$ 10.00
Aggregate purchase price | $		$ 3,552,410
Number of shares in a unit	1
Number of rights in a unit	1
Stock split ratio	0.1
Over allotment option
PRIVATE PLACEMENT
Number of units issued	749,800
Over allotment option | Chardan
PRIVATE PLACEMENT
Number of units issued	33,741
Aggregate purchase price | $	$ 337,410